Trade and other payables - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 19,285	$ 20,780
Invoices not yet received	11,962	15,246
Accrued employee benefit costs	8,569	9,191
Share-based compensation - Cash settled payable	310	206
Trade Deposits	617	730
Sundry accruals	7,744	9,397
Trade and Other Payables	48,487	55,550
Current	48,432	55,425
Non-current	$ 55	$ 125